Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (756,300)	$ (1,039,200)	$ (2,440,343)	$ (2,133,128)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense included in - General and administrative costs		309,601	314,631	785,612
Stock-based compensation expense included in - Research and development costs			434,024
(Increase) decrease in -
Accrued interest receivable	14,367	(17,071)	(14,367)
Prepaid expenses and other current assets	28,184	25,495	4,924	(1,409)
Increase (decrease) in -
Accounts payable and accrued expenses	15,319	(11,329)	(51,662)	(116,823)
Research and development contract liabilities	(70,252)	23,448	78,645	(45,286)
Net cash used in operating activities	(768,682)	(709,056)	(1,674,148)	(1,511,034)
Cash flows from financing activities:
Payment of deferred offering costs	(55,850)
Exercise of common stock options				3,000
Proceeds from sale of common stock and common stock units				4,500,000
Costs incurred in connection with the sale of common stock units				(24,702)
Net cash used in financing activities	(55,850)			4,478,298
Cash:
Net decrease	(824,532)	(709,056)	(1,674,148)	2,967,264
Balance at beginning of period	2,598,864	4,273,012	4,273,012	1,305,748
Balance at end of period	1,774,332	3,563,956	2,598,864	4,273,012
Cash paid for -
Interest
Income taxes
Noncash investing and financing activities:
Accrual of deferred offering costs	$ 31,000